Property, plant and equipment	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

12. Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2021	562	1,568	1,611	122	2,691	6,554
Foreign exchange	(41)	(154)	(146)	(10)	(214)	(565)
Additions	28	184	343	209	2,470	3,234
Disposals	-	(150)	(48)	-	(53)	(251)
Reclass to assets held for sale	(231)	(1,015)	(320)	(74)	(1,295)	(2,935)
At June 30, 2022	318	433	1,440	247	3,599	6,037
Reclassifications/corrections	-	-	-	-	(707)	(707)
Foreign exchange	(10)	(23)	(32)	(9)	(43)	(117)
Additions	36	92	558	10	239	935
Disposals	(37)	(39)	(250)	-	(54)	(380)
At June 30, 2023	307	463	1,716	248	3,034	5,768
Reclass to assets held for sale[1]	(235)	(400)	(867)	(249)	(2,049)	(3,800)
Foreign exchange	1	2	-	-	(5)	(2)
Additions	18	307	57	1	226	609
Disposals	(3)	(63)	(495)	-	(1,131)	(1,692)
At June 30, 2024	88	309	411	-	75	883

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2021	399	970	872	56	1,682	3,979
Foreign exchange	(33)	(95)	(93)	(6)	(167)	(394)
Charge for the year (including discontinued operations)	69	186	179	22	752	1,208
Disposals	-	(131)	(9)	-	(53)	(193)
Reclass to assets held for sale	(197)	(719)	(232)	(43)	(1,115)	(2,306)
At June 30, 2022	238	211	717	29	1,099	2,294
Reclassifications/corrections	-	-	-	-	(685)	(685)
Foreign exchange	(5)	(10)	(18)	(1)	(29)	(63)
Charge for the year	48	90	179	22	411	750
Disposals	(26)	(28)	(171)	0	-45	(270)
At June 30, 2023	255	263	707	50	751	2,026
Reclass to assets held for sale[1]	(201)	(287)	(543)	(71)	(616)	(1,759)
Foreign exchange	(1)	3	1	-	(23)	(28)
Charge for the year	31	87	136	21	474	749
Disposals	(4)	(40)	(30)	-	(470)	(544)
At June 30, 2024	80	20	269	1	75	444

Net book value	Computer Equipment	Motor vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
At June 30, 2022	80	222	723	218	2,500	3,743
At June 30, 2023	52	200	1,009	198	2,283	3,742
At June 30, 2024	8	289	142	-	-	439

1.	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 20 Discontinued Operations